Related Parties - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
NMDP Be The Match [Member]
Related Party Transaction [Line Items]
Expenses paid to related party		$ 100
Amounts owed to related party	$ 0
Maximum [Member] | ImmunoGen [Member]
Related Party Transaction [Line Items]
Expenses paid to related party	100
Amounts owed to related party			$ 100
Maximum [Member] | NMDP Be The Match [Member]
Related Party Transaction [Line Items]
Expenses paid to related party	$ 100
Accounts Payable, Accrued Expenses and Other Current Liabilities [Member] | NMDP Be The Match [Member]
Related Party Transaction [Line Items]
Amounts owed to related party			100
Match Bio Therapies [Member]
Related Party Transaction [Line Items]
Expenses paid to related party			300	$ 700
Match Bio Therapies [Member] | Accounts Payable, Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related party			100	200
Match Bio Therapies [Member] | Prepaid Expenses and Other Current Assets [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Prepaid expense and other current assets related parties				$ 100
Material Transfer and Evaluation Agreement [Member] | License Agreement [Member]
Related Party Transaction [Line Items]
Expenses paid to related party			4,600
Material Transfer and Evaluation Agreement [Member] | License Agreement [Member] | Accounts Payable, Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related party			$ 100